Financial instruments (Details Narrative)	12 Months Ended
Dec. 31, 2023 CAD ($)
Financial instruments
Company Held Foreign Exchange Assets	$ 156,063
Unrealized Foreign Exchange Gain Or Loss	$ 1,179,649